Document and Entity Information	Dec. 01, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	Periphas Capital Partnering Corp
Amendment Flag	false
Entity Central Index Key	0001824993
Document Type	8-K
Document Period End Date	Dec. 01, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-39784
Entity Tax Identification Number	85-3046972
Entity Address, Address Line One	667 Madison Avenue
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10065
City Area Code	(646)
Local Phone Number	876-6351
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Capstm Each Consisting Of One Share Of Class A Common Stock And One Fourth Of One Redeemable Warrant [Member]
Document And Entity Information [Line Items]
Security 12b Title	CAPSTM, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Trading Symbol	PCPC.U
Security Exchange Name	NYSE
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	PCPC
Security Exchange Name	NYSE
Redeemable Warrants Each Whole Warrant Exercisable For One Share Of Class A Common Stock At An Exercise Price Of 28.75 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $28.75 per share
Trading Symbol	PCPC WS
Security Exchange Name	NYSE